Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Fixed maturity securities available-for-sale, amortized cost	$ 1,054,347	$ 1,023,866
Fixed maturity securities available-for-sale, amortized cost, allowance for credit loss	233	409
Equity securities, cost	16,086	25,334
Other investments, cost	12,028	12,500
Premium Receivable, Allowance for Credit Loss	13,595	12,756
Reinsurance Recoverable, Allowance for Credit Loss	$ 900	$ 885
Common shares, shares authorized (in shares)	750,000,000	750,000,000
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares, shares issued (in shares)	42,842,216	45,108,936
Common shares, shares outstanding (in shares)	42,842,216	45,108,936
Treasury shares (in Shares)	1,407	154,011